Deferred Income - Summary of Deferred Income (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Disclosure of deferred income [line items]
Current	€ 0	€ 2,680
Non-current	13,299	€ 10,634
Government
Disclosure of deferred income [line items]
Beginning balance	10,634
Pledged during the year	84
Released to the statement of comprehensive income	(125)
Ending balance	10,593
Non-current	10,593
Other
Disclosure of deferred income [line items]
Beginning balance	2,680
Received during the year	140
Impact of foreign currency translation	(114)
Ending balance	2,706
Non-current	€ 2,706